DISCONTINUED OPERATIONS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes	$ 0	$ (8,000)	$ 253,000	$ (27,000)
Discontinued Operations, Disposed of by Sale | MST Franchise
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes		(8,000)	253,000	(27,000)
Non-cash items of discontinued operations	$ 0	$ 0	$ 0	$ 0